Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expense by nature
Related party administrative expenses	£ 42	£ 42
Total administrative & research and development expenses
Expense by nature
Total expenses by nature	52,703	51,808
Research and development expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	12,680	11,882
Research and development components, parts and tooling	11,876	8,169
Consultancy costs	7,395	7,449
Total expenses by nature	31,951	27,500
Administrative expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	4,687	5,547
Share based payment expenses	4,785	7,056
Consultancy costs	1,173	1,340
Legal and financial advisory costs	1,771	1,125
IT hardware and Software costs	3,407	3,085
Related party administrative expenses	42	42
Insurance and premises expenses	1,296	1,913
Other administrative expenses	2,171	2,883
Depreciation expense	558	412
Amortisation expense	536	578
Depreciation on right of use property assets	326	327
Total expenses by nature	£ 20,752	£ 24,308